Expense Example - M3Sixty Onchain U.S. Government Money Market Fund [Member]	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	1,629
Expense Example, with Redemption, 5 Years	2,132
Expense Example, with Redemption, 10 Years	$ 2,399